Advertising and Promotional Expenses	12 Months Ended
Dec. 31, 2023
ADVERTISING AND PROMOTIONAL EXPENSES [Abstract]
Advertising and Promotional Expenses
6.	ADVERTISING AND PROMOTIONAL EXPENSES
Advertising and promotional expenses are included in sales and marketing expenses and are expensed as incurred. For the years ended December 31, 2023, 2022 and 2021, advertising and promotional expenses recognized in
the consolidated statements of comprehensive income were $138.3 million, $151.5 million and $98.5 million, respectively.